Cover	Jul. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Globalink Investment Inc. is filing this amendment to its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on July 8, 2025 (the “Original 8-K”) solely to correct the reference in Item 8.01 of the Original 8-K to the December 2024 Redemption Payment rate. Except for the foregoing, this amendment does not amend, modify or update the information contained in the Original 8-K.
Document Period End Date	Jul. 08, 2025
Entity File Number	001-41122
Entity Registrant Name	GLOBALINK INVESTMENT INC.
Entity Central Index Key	0001888734
Entity Tax Identification Number	36-4984573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Continental Drive
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	+6012
Local Phone Number	405 0015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false